Schedule of short term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Line of Credit Facility [Line Items]
Short-term borrowings	$ 9,243	¥ 67,470	¥ 39,381
Bank of Ningbo [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 20,800
Maturity	May, July and October 2025
Bank of Ningbo [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.30%	3.30%
Bank of Ningbo [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	4.50%	4.50%
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 10,000
Annual interest rate	3.00%	3.00%
Maturity	August, 2025
Industrial Bank [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 10,000
Annual interest rate	3.20%	3.20%
Maturity	March, 2025
Bank of Hangzhou [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 10,000
Maturity	June and November 2025
Bank of Hangzhou [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.55%	3.55%
Bank of Hangzhou [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.60%	3.60%
Bank of Nanjing [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 9,670
Annual interest rate	3.60%	3.60%
Maturity	January, June and July 2025
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 5,000
Annual interest rate	2.35%	2.35%
Maturity	November, 2025
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 2,000
Annual interest rate	2.80%	2.80%
Maturity	February, 2025
Bank of Ningbo One [Member]
Line of Credit Facility [Line Items]
Short-term borrowings			19,381
Maturity	June, 2024
Bank of Ningbo One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.90%	3.90%
Bank of Ningbo One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	4.10%	4.10%
Bank of Beijing One [Member]
Line of Credit Facility [Line Items]
Short-term borrowings			10,000
Maturity	July, 2024
Bank of Beijing One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.00%	3.00%
Bank of Beijing One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.45%	3.45%
Bank of China One [Member]
Line of Credit Facility [Line Items]
Short-term borrowings			5,000
Annual interest rate	2.35%	2.35%
Maturity	November, 2024
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Short-term borrowings			¥ 5,000
Maturity	April, 2024
China Merchants Bank One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.20%	3.20%
China Merchants Bank One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.25%	3.25%